Note 13 - Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
14
— Stockholders’ Equity

Common and Preferred Stock

At
September 30, 2019
and
December 31, 2018,
the authorized capital of the Company consisted of
25,000,000
shares of common stock, par value
$0.001
per share, and
1,532,500
shares of blank check preferred stock, par value
$0.001
per share. At
December 31, 2018,
the Company had designated
840
shares as Series A Convertible Preferred Stock (“Series A Preferred”),
1,500
shares as Series A-
1
Convertible Preferred Stock (“Series A-
1
Preferred”), and
1,854
as Series B Convertible Preferred Stock (“Series B Preferred”). On
June
27,
2019,
the Company filed
three
Certificates of Elimination with the Secretary of State of the State of Delaware eliminating the designated Series A Preferred, Series A-
1
Preferred and Series B Preferred. On
January 23, 2018,
via written consent of a majority of its stockholders, the Company increased the number of its authorized share of common stock from
150,000,000
to
250,000,000.

In
February, 2017,
the Company entered into a stock purchase agreement with an individual investor for the purchase of
3,125
shares of the Company's common stock for an aggregate purchase price of
$150,000,
or
$48.00
per share. In connection with the financing, the Company also issued to the investor two
warrants. Each warrant has a term of
three
years and each warrant shall enable the investor to purchase up to an additional
3,125
shares of the Company's common stock at an exercise price of
$48.00
per share and
$57.60
per share, respectively. On
January 18, 2018,
the Company reduced the exercise price per share of the
two
warrants from
$57.60
and
$48.00
to
$19.20.
 Upon the reduction of the exercise price, the shareholder elected to exercise both warrants for an aggregate cash payment of
$120,000
for
6,250
shares of common stock.

On
January 22, 2018,
the holder of the Company’s Series A-
1
Preferred Stock elected to convert all of the
1,500
shares of such stock into
37,500
shares of common stock.

On
January 30, 2018,
we consummated the
first
closing of the Company’s private placement announced on
September 7, 2017 (
the “Offering”). Specifically, the Company entered into Subscription Agreements (the “Subscription Agreement”) with various investors (collectively, the “Investors”) for the purchase of
73,698
shares of the Company’s common stock for an aggregate purchase price of
$1,415,000,
or
$19.20
per share. The Company received net proceeds of
$1,162,804
from the
first
closing after payment of the placement agent’s
10%
cash commission as well as other expenses relating to the Offering and other expenses of the Company. In connection with the first
closing and pursuant to the terms of the Offering, the Company issued to the Investors Common Stock Purchase Warrants (the “Warrants”) to purchase up to
73,698
shares of the Company’s common stock at a per share exercise price of
$23.04.
The Warrants have
five
-year terms and do
not
allow for cashless exercise unless the Company is unable to obtain an effective registration statement with the Securities and Exchange Commission regarding the shares underlying the Warrants, subject to certain conditions.

On
February 7, 2018,
we consummated the
second
closing of the Offering. Specifically, the Company entered into Subscription Agreements with Investors for the purchase of
53,516
shares of the Company’s common stock for an aggregate purchase price of
$1,027,500,
or
$19.20
per share. The Company received net proceeds of
$920,680
from the
second
closing after payment of the placement agent’s
10%
cash commission as well as other expenses relating to the Offering. In connection with the second
closing and pursuant to the terms of the Offering, the Company issued to the Investors Warrants to purchase up to
53,516
shares of the Company’s common stock at a per share exercise price of
$23.04.

On
February 15, 2018,
we consummated the
third
and final closing of the Offering. Specifically, the Company entered into Subscription Agreements with Investors for the purchase of
29,036
shares of the Company’s common stock for an aggregate purchase price of
$557,500,
or
$19.20
per share. The Company received net proceeds of
$498,303
from the
third
closing after payment of the placement agent’s
10%
cash commission as well as other expenses relating to the Offering. In connection with the third
closing and pursuant to the terms of the Offering, the Company issued to the Investors Warrants to purchase up to
29,036
shares of the Company’s common stock at a per share exercise price of
$23.04.

On
February 23, 2018,
the Company entered into a Series B Exchange Agreement with HSPL. Pursuant to the agreement the remaining
2016
Debenture balance and the
420
shares of Series A Preferred Stock outstanding, held by HSPL, were exchanged in their entirety (and thus cancelled) for the issuance of
1,854
shares of Series B Convertible Preferred Stock (See Note
12
).

On
May 2, 2018,
the holder of our Series B Preferred Stock elected to convert
500
of its
1,854
shares of Series B Stock into
26,042
shares of the Company’s common stock.  The
26,042
shares of common stock converted under the Series B Stock were issued without restrictive legend pursuant to Section
4
(a)(
1
) of the Securities Act.

On
September 7, 2018,
we entered into a stock repurchase agreement whereby the Company repurchased
1,354
shares of the Company’s Series B Stock for a per share purchase price of
$270.83,
or an aggregate purchase price of
$366,707.
The repurchased shares represent all of the outstanding shares of the Series B Stock. Pursuant to the terms of the Series B Stock, the repurchased shares were convertible into
70,521
shares of the Company’s common stock. The repurchase amount represents a per share purchase price of the Series B Stock (on an-converted basis), equal to
$5.20.
Pursuant to the terms of the stock repurchase agreement, the repurchased shares were canceled in full and of no
further force or effect as of the Effective Date. After the Effective Date, there are no
shares of Series B Stock outstanding and, following the transaction, the Company has no
Preferred Stock outstanding in any class.

On
December 28, 2018,
the Company entered into a Games Revenue Share and Stock Repurchase Agreement with a related party whereby the Company repurchased
47,790
shares of the Company’s common stock, for a per share purchase price of
$3.03,
or an aggregate purchase price of
$144,639
from the Stockholder (See Note
11
).

Options

In
December 2015,
the Company approved the
2015
Equity Incentive Plan (the “Plan”). The Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, RSU’s, performance stock awards and other stock-based awards (collectively, “Stock Awards”). The initial Plan provided the Company the ability to grant Stock Awards to its employees, directors and consultants of up to
37,500
shares of common stock.

On
January 23, 2018
via written consent of a majority of its stockholders, the Company increased the number of shares of common stock underlying the Plan from
37,500
to
112,500.

A summary of stock option activity under the Plan for the year ended
December 31, 2018
and the
nine
months ended
September 30, 2019
is as follows:

		Weighted	Weighted	Intrinsic
	Number	average	average	value
	of	exercise	life	of
	Options	price	(years)	Options
Outstanding, January 1, 2018	31,563	$20.80	9.24	-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Cancelled	(782)	$17.60	8.48	-
Outstanding, December 31, 2018	30,781	$20.80	8.24	-
Granted	67,188	9.60	10.0	-
Exercised	-	-	-	-
Expired/Cancelled	-	-	-	-
Outstanding, September 30, 2019	97,969	$12.80	9.15	-

Exercisable, September 30, 2019	24,141	$20.80	7.18	-

Stock option expense included in stock compensation expense for the nine
months ended
September 30, 2019
and
2018
was
$106,250
and
$126,650,
respectively, and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

The aggregate intrinsic value in the preceding table is calculated as the difference between the exercise price of the underlying awards and the quoted closing price of the Company’s common stock on the OTCQB of
$9.60
per share as of
September 30, 2019.

Award Agreement
s

On
September 30, 2019,
the Company entered into Award Purchase, Cancellation and Release Agreements (the “Award Agreements”) with certain of its executive officers and members of the Board of Directors (the “Participants”). Pursuant to the terms of the Award Agreements, the Company agreed to repurchase any undelivered shares of common stock underlying certain RSUs previously granted to the Participants, to the extent such awards had vested, and cancel the remaining unvested portion of such RSUs. As consideration for the repurchase and cancellation, the Participants were granted stock options representing the right to purchase a number of shares of common stock equal to the number of RSUs initially granted to such Participant and a one
-time cash payment. There were
7,118
vested RSUs (for which the underlying shares were undelivered) repurchased by the Company and
60,069
unvested RSUs that were cancelled. In exchange, new stock options were awarded representing
67,188
of underlying common shares and an aggregate amount of
$53,730
is payable to the Participants as of
September 30, 2019.

Each of the stock option grants were awarded pursuant to the Company’s form of Stock Option Grant and Agreement (the “Option Agreement”). Each of the stock option grants has a per share exercise price of
$9.60
and vests as follows: (i)
50%
in
three
substantially equal installments (with the
first
two
installments rounded down for any fractional shares) on the last day of
October,
November,
and
December
in
2019
(with the
third
installment including any fractional shares that were rounded down from the first
and
second
installments) and (ii) the remaining
50%
in
12
substantially equal installments (with the
first
11
installments rounded down for any fractional shares) on the last day of each month in
2020
(with the
12th
installment including any fractional shares that were rounded down from the first
11
installments). The fair value of the stock options issued was determined using the Black Scholes option pricing model with the following assumptions: dividend yield:
0%;
 volatility:
172.79%;
 risk free rate:
1.63%;
 term
5
 years.

Restricted Stock Units

On
February 21, 2018,
the Board of Directors of the Company approved grants of
67,188
RSUs to certain named officers and directors as well as a key employee of the Company. The total value of the grants was
$4,515,000
and the RSUs had a
thirty-six
-month vesting period.

On
August 2, 2018,
the Board of Directors of the Company approved a grant of
1,562
RSUs to an officer of the Company. The total value of the grant was
$17,500
and the RSUs had a
thirty-six
-month vesting period.

Compensation expense was recognized ratably over the total vesting schedule. The Company will periodically adjust the cumulative compensation expense for forfeited awards. Stock based compensation of
$1,106,875
and
$910,243
has been recorded for the
nine
months ended
September 30, 2019
and
2018,
respectively.

The following table shows a summary of RSU activity for the year ended
December 31, 2018
and the
nine
months ended
September 30, 2019:

		Weighted
	Number	average
	of	Grant Date
	Units	Fair Value
Awarded and unvested, January 1, 2018	-	$-
Granted	68,750	0.41
Vested	-	-
Forfeited/cancelled	(1,562)	0.42
Awarded and unvested, December 31, 2018	67,188	$0.41
Granted	-	-
Vested	-	-
Forfeited/cancelled	(67,188)	0.41
Awarded and unvested, September 30, 2019	-	$-

Under ASC
718,
 Compensation-Stock Compensation (“ASC
718”
), the Company has measured the value of its
February 2018
award as if it were vested and issued on the grant date with a value of
$4,515,000
based on the closing price of the Company's stock at the grant date of the RSU Grant (
$67.20
per share). The Company has measured the value of its
August 2018
award as if it were vested and issued on the grant date with a value of
$17,500
based on the closing price of the Company's stock at the grant date of the RSU Grant (
$11.20
per share).

As described above, on
September 30, 2019,
the Company entered into Award Agreements with certain Participants, pursuant to which
7,118
undelivered shares of common stock underlying certain vested RSUs were repurchased, and
60,069
shares of common stock underlying certain unvested RSUs were cancelled. Together, these transactions resulted in the elimination of all
67,188
of the Company’s then outstanding RSUs.

Common stock warrants

In
February 2017,
in connection with a stock purchase agreement, the Company issued to the investor two
warrants to purchase up to an additional
3,125
shares of common stock at an exercise price of
$48.00
per share and
$57.60
per share. Each of the warrants has a term of
three
years. In
January 2018,
the Company agreed to reduce the exercise price of the
6,250
warrants to
$19.20
per share. These warrants were subsequently exercised in
January 2018
totaling
$120,000.

On
February 15, 2018
and in connection with the
three
closings and pursuant to the terms of the Offering described above, the Company issued to the placement agent Common Stock Purchase Warrants (the “Placement Agent Warrants”) to purchase up to
31,250
shares of the Company’s common stock at an exercise price of
$24.00.
The Placement Agent Warrants have a
five
-year term and have cashless exercise provisions at all times.

In connection with the
three
closings of the Offering described above, the Company issued Warrants to the Investors to purchase up to
156,250
shares of the Company’s common stock at a per share exercise price of
$23.04.
The warrant terms are
5
years expiring in
January 2023
and
February 2023.

On
February 20, 2018
and as amended on
March 1, 2018,
the Company entered into an investment banking advisory agreement with Westpark Capital, Inc. with an initial term of six
months. In connection with this agreement, Westpark Capital purchased a three
-year common stock warrant to purchase up
8,750
share of the Company’s common stock at an exercise price of
$1.60
per share from the Company for a purchase price of
$100.
Stock based compensation of
$416,006
was recorded during the
nine
months ended
September 30, 2018
for a total fair value of
$416,106.

On
March 26, 2018,
in conjunction with the Company’s purchase of a
4%
interest in Revolution Mobile, LLC, the Company issued
three
-year common stock warrants to purchase up to
1,875
shares of the Company’s common stock at an exercise price of
$40.00.
The fair value of the warrants of
$35,385
has been eliminated in consolidation. The fair value of the warrants was determined using the Black Scholes option pricing model with the following assumptions: dividend yield:
0%,
volatility:
209.65%,
risk free rate:
1.90%,
term:
3
years.

	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2018	21,875	$38.40	2.35	-
Granted	198,125	$22.40	4.89	-
Exercised	(6,250)	$19.20	2.01	-
Canceled	-	-	-	-
Outstanding, December 31, 2018	213,750	$22.40	3.90	$23,800
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding, September 30, 2019	213,750	$22.40	3.16	$70,000

Exercisable, September 30, 2019	213,750	$22.40	3.16	$70,000

The aggregate intrinsic value in the preceding table is calculated as the difference between the exercise price of the underlying warrants and the quoted closing price of the Company's common stock on the OTCQB of
$9.60
per share as of
September 30, 2019.

Note
13
— Stockholders’ Equity (Deficit)

Common and Preferred Stock

On
January 23, 2018,
via written consent of a majority of its stockholders, the Company increased the number of its authorized share of common stock from
150,000,000
to
250,000,000.

At
December 31, 2018,
the authorized capital of the Company consisted of
250,000,000
shares of common stock, par value
$0.001
per share, and
1,532,500
shares of blank check preferred stock, par value
$0.001
per share. The Company has designated
840
shares as Series A Convertible Preferred Stock,
1,500
shares as Series A-
1
Convertible Preferred Stock, and
1,854
as Series B Convertible Preferred Stock.

In
February, 2017,
the Company entered into a Stock Purchase Agreement with an individual investor for the purchase of
3,125
shares of the Company's common stock for an aggregate purchase price of
$150,000,
or
$48.00
per share. In connection with the financing, the Company also issued to the investor two
warrants. Each warrant has a term of
three
years and each warrant shall enable the investor to purchase up to an additional
3,125
shares of the Company's common stock at an exercise price of
$48.00
per share and
$57.60
per share, respectively. On
January 18, 2018,
the Company reduced the price per share of the
two
warrants from
$57.60
and
$48.00
to
$19.20.
  Upon the reduction of the exercise price, the shareholder elected to exercise both warrants for an aggregate cash payment of
$120,000
for
6,250
shares of common stock.

In
June, 2017,
the Company entered into a Stock Purchase Agreement with an individual investor for the purchase of
12,500
shares of the Company's common stock for an aggregate purchase price of
$200,000.
In connection with the financing, the Company also issued to the investor a warrant, which has a term of three
years and shall enable the investor to purchase up to an additional
15,625
shares of the Company's common stock at an exercise price of
$32
per share.

In
June 2017,
the holder of the Senior Secured Convertible Debenture and the Company agreed to exchange
68,293
Series A Common Stock Purchase Warrants for
1,500
shares of the Company’s Series A-
1
Convertible Preferred Stock. See Note
11.

On
January 22, 2018,
the holder of the Company’s Series A-
1
Preferred Stock elected to convert all of the
1,500
shares of such stock into
37,500
shares of common stock.

On
January 30, 2018,
we consummated the
first
closing of the Company’s private placement announced on
September 7, 2017 (
the “Offering”). Specifically, the Company entered into Subscription Agreements (the “Subscription Agreement”) with various investors (collectively, the “Investors”) for the purchase of
73,698
shares of the Company’s Common Stock for an aggregate purchase price of
$1,415,000,
or
$19.20
per share. The Company received net proceeds of
$1,162,804
from the
first
closing after payment of the placement agent’s
10%
cash commission as well as other expenses relating to the Offering and other expenses of the Company. In connection with the first
closing and pursuant to the terms of the Offering, the Company issued to the Investors Common Stock Purchase Warrants (the “Warrants”) to purchase up to
73,698
shares of the Company’s Common Stock at a per share exercise price of
$23.04.
The Warrants have
five
-year terms and do
not
allow for cashless exercise unless the Company is unable to obtain an effective registration statement with the Securities and Exchange Commission regarding the shares underlying the Warrants, subject to certain conditions.

On
February 7, 2018,
we consummated the
second
closing of the Offering. Specifically, the Company entered into Subscription Agreements with Investors for the purchase of
53,516
shares of the Company’s Common Stock for an aggregate purchase price of
$1,027,500,
or
$19.20
per share. The Company received net proceeds of
$920,680
from the
second
closing after payment of the placement agent’s
10%
cash commission as well as other expenses relating to the Offering. In connection with the second
closing and pursuant to the terms of the Offering, the Company issued to the Investors Warrants to purchase up to
53,516
shares of the Company’s Common Stock at a per share exercise price of
$23.04.

On
February 15, 2018,
we consummated the
third
and final closing of the Offering. Specifically, the Company entered into Subscription Agreements with Investors for the purchase of
29,036
shares of the Company’s Common Stock for an aggregate purchase price of
$557,500,
or
$19.20
per share. The Company received net proceeds of
$498,303
from the
third
closing after payment of the placement agent’s
10%
cash commission as well as other expenses relating to the Offering. In connection with the third
closing and pursuant to the terms of the Offering, the Company issued to the Investors Warrants to purchase up to
29,036
shares of the Company’s Common Stock at a per share exercise price of
$23.04.

On
February 23, 2018,
the Company entered into a Series B Exchange Agreement with HSPL. Pursuant to the agreement the remaining
2016
debenture balance and the
420
shares of Series A Preferred Stock outstanding, held by HSPL, were exchanged in their entirety (and thus cancelled) for the issuance of
1,854
shares of Series B Convertible Preferred Stock. See Note
11.

On
May 2, 2018,
the holder of our Series B Convertible Preferred Stock (“Series B Stock”) elected to convert
500
of its
1,854
shares of Series B Stock into
26,042
shares of the Company’s common stock.  The
26,042
shares of common stock converted under the Series B Stock were issued without restrictive legend pursuant to Section
4
(a)(
1
) of the Securities Act.

On
September 7, 2018,
we entered into a Stock Repurchase Agreement whereby the Company repurchased
1,354
shares of the Company’s Series B Stock for a per share purchase price of
$270.83,
or an aggregate purchase price of
$366,707.
The Repurchased Shares represent all of the outstanding shares of the Series B Stock. Pursuant to the terms of the Series B Stock, the Repurchased Shares were convertible into
70,521
shares of the Company’s common stock. The Repurchase Amount represents a per share purchase price of the Conversion Shares, if conversion had occurred, equal to
$5.20.
Pursuant to the terms of the Series B Repurchase Agreement, the Repurchased Shares were canceled in full and of no
further force or effect as of the Effective Date. After the Effective Date, there are no
shares of Series B Stock outstanding and, following the transaction, the Company has no
Preferred Stock outstanding in any class.

On
December 28, 2018,
the Company entered into a Games Revenue Share and Stock Repurchase Agreement with a related party whereby the Company repurchased
47,790
shares of the Company’s common stock, for a per share purchase price of
$3.03,
or an aggregate purchase price of
$144,639
from the Stockholder (See Note
10
).

Options

In
December 2015,
the Company approved the
2015
Equity Incentive Plan (the “Plan”). The Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, performance stock awards and other stock-based awards (collectively, “Stock Awards”). The initial Plan provided the Company the ability to grant Stock Awards to its employees, directors and consultants of up to
37,500
shares of common stock.

On
January 23, 2018
via written consent of a majority of its stockholders, the Company increased the number of shares of common stock underlying its
2015
Equity Incentive Plan from
37,500
to
112,500.

A summary of stock option activity under the Company’s
2015
Equity Incentive Plan for the years ended
December 31, 2018
and
2017
is as follows:

		Weighted	Weighted	Intrinsic
	Number	average	average	value
	of	exercise	life	of
	Options	price	(years)	Options
Outstanding, January 1, 2017	3,438	$43.20	9.23
Granted	28,125	17.60	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding, December 31, 2017	31,563	$20.80	9.24
Granted	-	-	-
Exercised	-	-	-
Expired/Cancelled	(781)	17.60	8.48
Outstanding, December 31, 2018	30,782	$20.80	8.24	-

Exercisable, December 31, 2018	19,714	$22.40	7.87	-

On
May 11, 2017
and pursuant to the
2015
Equity Incentive Plan, the Company granted executive officers, directors and employees options to purchase
28,125
shares of the Company’s common stock at an exercise price equal to
$17.60
per share. Such options shall vest in
twelve
quarterly installments of
2,344
shares at the end of each quarterly anniversary commencing on
June 30, 2017,
contingent upon the grantee’s continual employment or service with the Company as of each vesting installment date. The fair value of the stock options issued in
2017
was determined using the Black Scholes option pricing model with the following assumptions: dividend yield:
0%;
volatility:
304.61%;
risk free rate:
2.39%;
term
10
years.

Stock option expense included in stock compensation expense for the year ended
December 31, 2018
and
2017
was
$162,067
and
$173,552,
respectively, and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

The aggregate intrinsic value in the preceding table is calculated as the difference between the exercise price of the underlying awards and the quoted closing price of the Company’s common stock on The OTC Markets of
$4.80
per share as of
December 31, 2018.

Restricted Stock Units

On
February 21, 2018,
the Board of Directors of the Company approved grants of
67,188
Restricted Stock Units (as defined by the Company’s
2015
Equity Incentive Plan) to certain named officers and directors as well as a key employee of the Company. The total value of the grants was
$4,515,000
and the shares have a
thirty-six
-month vesting period.

On
August 2, 2018,
the Board of Directors of the Company approved a grant of
1,563
Restricted Stock Units (as defined by the Company’s
2015
Equity Incentive Plan) to a named officer of the Company. The total value of the grant was
$17,500
and the shares have a
thirty-six
-month vesting period.

Subject to each recipient continuing as an officer, director, or employee (as appropriate) of the Company, each of the RSU Grants shall vest as follows: beginning on the eighteenth
month following the date of the grant, the RSU Grants shall vest ratably over the following eighteen
months for a total vesting period of
thirty-six
months. The RSU Grants shall include a provision for acceleration upon a Corporate Transaction (as defined in the
2015
Equity Incentive Plan).  The RSU Grants to the officers and directors of the Company were approved by each of the non- employee members of the Board of Directors of the Company. Compensation expense will be recognized ratably over the total vesting schedule The Company will periodically adjust the cumulative compensation expense for forfeited awards. As of
December 31, 2018,
the Company has recorded
$1,279,201
in compensation expense related to the
February
and
August 2018
RSU grants.

The following table shows a summary of RSU activity for the year ended
December 31, 2018:

		Weighted
	Number	average
	of	Grant Date
	Units	Fair Value
Awarded and unvested, December 31, 2017	-	$-
Granted	68,750	0.41
Vested	-	-
Forfeited/cancelled	(1,562)	0.42
Awarded and unvested, December 31, 2018	67,187	$0.41

Under ASC
718,
 Compensation-Stock Compensation (“ASC
718”
), the Company has measured the value of its
February 2018
award as if it were vested and issued on the grant date with a value of
$4,515,000
based on the closing price of the Company's stock at the grant date of the RSU Grant (
$67.20
per share). The Company has measured the value of its
August 2018
award as if it were vested and issued on the grant date with a value of
$17,500
based on the closing price of the Company's stock at the grant date of the RSU Grant (
$11.20
per share).

Common stock warrants

In
February 2017,
in connection with a stock purchase agreement, the Company issued to the investor two
warrants to purchase up to an additional
3,125
shares of common stock at an exercise price of
$48.00
per share and
$57.60
per share. Each of the warrants has a term of
three
years.

In
June 2017,
in connection with a stock purchase agreement, the Company issued to the investor a warrant to purchase
15,625
shares of common stock at an exercise price of
$32.00
per share. The warrants have a term of
three
years.

In
June 2017,
in connection with the debt refinancing (see Note
11
) the Company cancelled
68,293
warrants.

In
January 2018,
the Company agreed to reduce the exercise price of
6,250
warrants issued in connection with the
February 2017
Stock Purchase Agreement describe above to
$19.20
per share.  These warrants were subsequently exercised in
January 2018
totaling
$120,000.

On
February 15, 2018
and in connection with the
three
closings and pursuant to the terms of the Offering described above, the Company issued to the placement agent Common Stock Purchase Warrants (the “Placement Agent Warrants”) to purchase up to
31,250
shares of the Company’s Common Stock at an exercise price of
$24.00.
The Placement Agent Warrants have a
five
-year term and have cashless exercise provisions at all times.

In connection with the
three
closings of the Offering described above, the Company issued Warrants to the Investors to purchase up to
156,250
shares of the Company’s Common Stock at a per share exercise price of
$23.04.
The warrant terms are
5
years expiring in
January 2023
and
February 2023.

On
February 20, 2018
and as amended on
March 1, 2018,
the Company entered into an investment banking advisory agreement with Westpark Capital, Inc. with an initial term of six
months. In connection with this agreement, Westpark Capital purchased a three
-year common stock warrant to purchase up
8,750
share of the Company’s common stock at an exercise price of
$1.60
per share from the Company for a purchase price of
$100.
Stock based compensation of
$416,006
was recorded during the year ended
December 31, 2018.
For a total fair value of
$416,106.

On
March 26, 2018,
in conjunction with the purchased
4%
interest in Revolution Blockchain, LLC, the company issued
three
-year common stock warrants to purchase up to
1,875
shares of the Company’s common stock at an exercise price of
$40.00
(See note
14
). The fair value of the warrants of
$35,385
has been eliminated in consolidation. The fair value of the warrants was determined using the Black Scholes option pricing model with the following assumptions: dividend yield:
0%,
volatility:
209.65%,
risk free rate:
1.90%,
term:
3
years.

	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2017	68,293	$48.00	4.47
Granted	21,875	38.40	3.00
Exercised	-	-	-
Canceled	(68,293)	48.00	2.47
Outstanding, December 31, 2017	21,875	38.40	2.35
Granted	198,125	22.40	4.89
Exercised	(6,250)	19.20	2.01
Canceled	-	-	-
Outstanding, December 31, 2018	213,750	$22.40	3.90	$23,800

Exercisable, December 31, 2018	213,750	$22.40	3.91	$23,800

The aggregate intrinsic value in the preceding table is calculated as the difference between the exercise price of the underlying warrants and the quoted closing price of the Company's common stock on the OTC Markets of
$4.80
per share as of
December 31, 2018.